Appendix I: Scope of Consolidation - Main Changes in the Scope of Consolidation for the Year (Details)	Dec. 31, 2024	Dec. 31, 2023
IPNET Serviços em Nuvem e Desenvolvimento de Sistemas Ltda Software and systems resale, professional services and project management
Disclosure of subsidiaries [line items]
% Acquisition	88.24%
IPNET USA, LLC Software and systems resale, professional services and project management
Disclosure of subsidiaries [line items]
% Acquisition	88.24%
Infrafibre Germany GmbH
Disclosure of subsidiaries [line items]
% Acquisition	49.68%
Compañía Mayorista de Fibra S.L. Provision of telecommunications services through FTTH network operation
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)	100.00%
Gud Comercializadora de Energia S.A.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)	38.24%
TBSC Barcelona Producciones, SLU
Disclosure of subsidiaries [line items]
% sold	100.00%
O2 International Holdings Ltd. Holding company
Disclosure of subsidiaries [line items]
% sold	100.00%
Terra Networks Peru S.A.
Disclosure of subsidiaries [line items]
% sold	100.00%
Mobile Financial Services Holding SPRL Financial services
Disclosure of subsidiaries [line items]
% sold	50.00%
Cornerstone Telecommunications Infrastructure Limited
Disclosure of subsidiaries [line items]
% sold	4.17%	8.33%
Vale Saúde, Administradora de Cartões Ltda. Provision of health services
Disclosure of subsidiaries [line items]
% Acquisition		75.29%
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
% Acquisition		40.00%
Cryptography & Security Systems S.L.U. Software programming activities
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
Telefónica Local Services GmbH Holding
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
BE-terna SRL
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		100.00%
Telxius México, S.R.L. DE C.V
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		70.00%
Utiq, S.A.
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)		25.00%
Pontel Participaciones, S.L. Holding company
Disclosure of subsidiaries [line items]
% sold		13.35%
The Smart Steps Data Technology Company
Disclosure of subsidiaries [line items]
% sold		33.75%
Kumo Analytics Limited
Disclosure of subsidiaries [line items]
% sold		100.00%
iHackLabs Ltd.
Disclosure of subsidiaries [line items]
% sold		100.00%
O2 (Netherlands) Holdings BV
Disclosure of subsidiaries [line items]
% sold		100.00%
Telfin Ireland
Disclosure of subsidiaries [line items]
% sold		100.00%
Unired Colombia S.A.S Service provider related to telecommunications
Disclosure of subsidiaries [line items]
Ownership of incorporated company (in percentage)	33.75%